Supplemental Cash Flow Information (Details) - Schedule of Supplemental Cash Flow Information - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Supplemental cash flow information:
Cash paid for interest, net			$ 1,013	$ 230
Cash paid for Texas margin tax
Accrued capital expenditures	$ (579)	$ (1,441)	$ (38)